Leases - Weighted-average remaining lease term (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating leases, weighted-average remaining lease term (Years)	1 year 8 months 1 day	1 year 9 months 14 days
Operating leases, weighted-average discount rate	5.15%	6.48%